Condensed Consolidating Statement of Operations (Detail) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 368.4	$ 391.7	$ 425.3	$ 407.7	$ 345.4	$ 374.2	$ 417.1	$ 406.7	$ 383.3	$ 693.9	$ 753.1	$ 1,570.1	$ 1,581.3	$ 1,541.8
Cost of sales	233.7			280.8						441.6	519.6	1,068.4	1,073.3	1,030.9
Gross profit	134.7	132.9	135.3	126.9	106.6	112.6	131.8	133.5	130.1	252.3	233.5	501.7	508.0	510.9
Selling, general and administrative expenses	75.4			69.2						147.2	151.6	291.6	299.6	289.7
Other operating expenses												50.2	35.9	33.5
Amortization expense	7.9			7.9						15.7	15.7	31.4	31.8	31.4
Separation expense	1.3			0.5						4.3	0.5	4.3	0.0	0.0
Restructuring expense	0.3			(0.2)						1.6	0.5	4.6	2.6	2.9
Earnings (loss) from operations	49.8			49.5						83.5	65.2	159.9	172.5	187.7
Interest expense	27.0			0.4						35.5	0.7	1.4	1.3	1.0
Interest (income) expense on notes with MTW - net	0.0			(4.6)						0.1	(9.3)	(15.8)	(16.6)	(17.2)
Other (income) expense - net	3.6			(0.2)						6.0	(0.6)	(22.0)	0.6	(0.7)
Equity in earnings (loss) of subsidiaries	0.0			0.0						0.0	0.0	0.0	0.0	0.0
Earnings (loss) before income taxes	19.2	62.8	59.1	53.9	20.6	37.7	51.0	52.4	46.1	41.9	74.4	196.3	187.2	204.6
Income taxes	4.1			17.0						8.7	23.5	39.3	25.9	55.3
Net earnings (loss) from continuing operations												157.0	161.3	149.3
Earnings (loss) from discontinued operations, net of income taxes												0.1	(0.4)	(0.5)
Net earnings	15.1	65.1	41.1	36.9	14.0	27.4	62.9	36.9	32.6	33.2	50.9	157.1	159.8	146.1
Other comprehensive income (loss), net of tax	(4.3)			0.8						4.9	(10.3)	(23.8)	(21.9)	8.0
Comprehensive income (loss)	10.8			37.7						38.1	40.6	133.3	137.9	154.1
Loss on sale of discontinued operations, net of income taxes		$ 0.0	$ 0.0	0.0	$ 0.0	$ 0.0	$ (1.1)	$ 0.0	$ 0.0			0.0	(1.1)	(2.7)
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	(97.8)			(89.8)						(179.5)	(179.5)	(349.6)	(306.9)	(243.7)
Cost of sales	(97.8)			(89.8)						(179.5)	(179.5)	(349.6)	(306.9)	(243.7)
Gross profit	0.0			0.0						0.0	0.0	0.0	0.0	0.0
Selling, general and administrative expenses	0.0			0.0						0.0	0.0	0.0	0.0	0.0
Other operating expenses												0.0	0.0	0.0
Amortization expense	0.0			0.0						0.0	0.0
Separation expense	0.0			0.0						0.0	0.0
Restructuring expense	0.0			0.0						0.0	0.0
Earnings (loss) from operations	0.0			0.0						0.0	0.0	0.0	0.0	0.0
Interest expense	0.0			0.0						0.0	0.0	0.0	0.0	0.0
Interest (income) expense on notes with MTW - net				0.0						0.0	0.0	0.0	0.0	0.0
Other (income) expense - net	0.0			0.0						0.0	0.0	0.0	0.0	0.0
Equity in earnings (loss) of subsidiaries	(54.9)			(57.8)						(138.1)	(86.5)	(201.1)	(257.7)	(211.9)
Earnings (loss) before income taxes	(54.9)			(57.8)						(138.1)	(86.5)	(201.1)	(257.7)	(211.9)
Income taxes	0.0			0.0						0.0	0.0	0.0	0.0	0.0
Net earnings (loss) from continuing operations												(201.1)	(257.7)	(211.9)
Earnings (loss) from discontinued operations, net of income taxes												0.0	0.0	0.0
Net earnings	(54.9)			(57.8)						(138.1)	(86.5)	(201.1)	(257.7)	(211.9)
Other comprehensive income (loss), net of tax	9.1			(3.0)						(36.5)	22.0	54.6	35.8	(5.4)
Comprehensive income (loss)	(45.8)			(60.8)						(174.6)	(64.5)	(146.5)	(221.9)	(217.3)
Loss on sale of discontinued operations, net of income taxes													0.0	0.0
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	0.0			0.0						0.0	0.0	0.0	0.0	0.0
Cost of sales	0.9			0.0						1.2	0.0	0.1	0.0	0.0
Gross profit	(0.9)			0.0						(1.2)	0.0	(0.1)	0.0	0.0
Selling, general and administrative expenses	8.3			6.7						18.3	16.6	32.2	29.3	26.3
Other operating expenses												4.4	0.0	0.0
Amortization expense	0.0			0.0						0.0	0.0
Separation expense	1.3			0.1						4.3	0.1
Restructuring expense	0.0			0.0						0.0	0.0
Earnings (loss) from operations	(10.5)			(6.8)						(23.8)	(16.7)	(36.7)	(29.3)	(26.3)
Interest expense	26.2			0.0						34.0	0.0	0.0	0.0	0.0
Interest (income) expense on notes with MTW - net				0.0						0.0	0.0	0.0	0.0	0.0
Other (income) expense - net	1.1			0.0						11.0	0.0	(78.6)	7.8	0.0
Equity in earnings (loss) of subsidiaries	37.4			41.3						73.9	61.7	123.2	192.0	165.2
Earnings (loss) before income taxes	(0.4)			34.5						5.1	45.0	165.1	154.9	138.9
Income taxes	(15.5)			(2.4)						(28.1)	(5.9)	8.0	(4.9)	(7.2)
Net earnings (loss) from continuing operations												157.1	159.8	146.1
Earnings (loss) from discontinued operations, net of income taxes												0.0	0.0	0.0
Net earnings	15.1			36.9						33.2	50.9	157.1	159.8	146.1
Other comprehensive income (loss), net of tax	(4.3)			0.8						4.9	(10.3)	(23.8)	(21.9)	8.0
Comprehensive income (loss)	10.8			37.7						38.1	40.6	133.3	137.9	154.1
Loss on sale of discontinued operations, net of income taxes													0.0	0.0
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	275.9			286.8						519.0	534.6	1,109.8	1,051.7	1,031.1
Cost of sales	192.5			210.7						362.3	395.5	803.6	750.3	712.1
Gross profit	83.4			76.1						156.7	139.1	306.2	301.4	319.0
Selling, general and administrative expenses	40.1			33.2						74.8	73.4	144.6	142.0	138.6
Other operating expenses												38.9	32.4	28.5
Amortization expense	7.2			7.2						14.3	14.3
Separation expense	(0.1)			0.4						(0.1)	0.4
Restructuring expense	(0.3)			0.1						0.8	0.8
Earnings (loss) from operations	36.5			35.2						66.9	50.2	122.7	127.0	151.9
Interest expense	0.1			0.3						0.8	0.6	1.2	1.2	0.7
Interest (income) expense on notes with MTW - net				(4.3)						0.0	(8.5)	(14.9)	(17.3)	(17.3)
Other (income) expense - net	0.5			(0.4)						45.5	(1.8)	77.9	(4.6)	(0.1)
Equity in earnings (loss) of subsidiaries	17.5			16.5						64.2	24.8	77.9	65.7	46.7
Earnings (loss) before income taxes	53.4			56.1						84.8	84.7	136.4	213.4	215.3
Income taxes	16.0			14.8						10.9	23.0	13.3	21.0	49.1
Net earnings (loss) from continuing operations												123.1	192.4	166.2
Earnings (loss) from discontinued operations, net of income taxes												0.1	(0.4)	(1.0)
Net earnings	37.4			41.3						73.9	61.7	123.2	192.0	165.2
Other comprehensive income (loss), net of tax	(4.2)			1.4						15.6	(11.4)	(27.7)	(17.7)	2.3
Comprehensive income (loss)	33.2			42.7						89.5	50.3	95.5	174.3	167.5
Loss on sale of discontinued operations, net of income taxes													0.0	0.0
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	190.3			210.7						354.4	398.0	809.9	836.5	754.4
Cost of sales	138.1			159.9						257.6	303.6	614.3	629.9	562.5
Gross profit	52.2			50.8						96.8	94.4	195.6	206.6	191.9
Selling, general and administrative expenses	27.0			29.3						54.1	61.6	114.8	128.3	124.8
Other operating expenses												6.9	3.5	5.0
Amortization expense	0.7			0.7						1.4	1.4
Separation expense	0.1			0.0						0.1	0.0
Restructuring expense	0.6			(0.3)						0.8	(0.3)
Earnings (loss) from operations	23.8			21.1						40.4	31.7	73.9	74.8	62.1
Interest expense	0.7			0.1						0.7	0.1	0.2	0.1	0.3
Interest (income) expense on notes with MTW - net				(0.3)						0.1	(0.8)	(0.9)	0.7	0.1
Other (income) expense - net	2.0			0.2						(50.5)	1.2	(21.3)	(2.6)	(0.6)
Equity in earnings (loss) of subsidiaries	0.0			0.0						0.0	0.0	0.0	0.0	0.0
Earnings (loss) before income taxes	21.1			21.1						90.1	31.2	95.9	76.6	62.3
Income taxes	3.6			4.6						25.9	6.4	18.0	9.8	13.4
Net earnings (loss) from continuing operations												77.9	66.8	48.9
Earnings (loss) from discontinued operations, net of income taxes												0.0	0.0	0.5
Net earnings	17.5			16.5						64.2	24.8	77.9	65.7	46.7
Other comprehensive income (loss), net of tax	(4.9)			1.6						20.9	(10.6)	(26.9)	(18.1)	3.1
Comprehensive income (loss)	$ 12.6			$ 18.1						$ 85.1	$ 14.2	$ 51.0	47.6	49.8
Loss on sale of discontinued operations, net of income taxes													$ (1.1)	$ (2.7)